Segment information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment reporting information

The following tables present the summary of each segment’s revenue, loss from operations, income (loss) before income taxes and net income (loss) which is considered as a segment operating performance measure, for the three months ended March 31, 2023 and 2022:

		.
	For the Three Months Ended March 31, 2023
		Property
	Medical	Management
	Services	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$791,711	$907,023	$1,698,734
Loss from operations	$(696,185)	$(13,305)	$(709,490)
Income (loss) before income taxes	$(697,161)	$84,735	$(612,426)
Net income (loss)	$(698,146)	$84,735	$(613,411)
	For the Three Months Ended March 31, 2022
		Property
	Medical	Management
	Services	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$1,564,472	$1,102,391	$2,666,863
Loss from operations	$62,081	$13,231	$75,312
Income (loss) before income taxes	$68,697	$162,120	$230,817
Net income (loss)	$79,978	$145,016	$224,994

The following tables present the summary of each segment’s revenue, loss from operations, income (loss) before income taxes and net income (loss) which is considered as a segment operating performance measure, for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022
		Property
	Medical	Management
	Services	Services	Total
Revenues	$6,076,414	$3,764,295	$9,840,709
Loss from operations	$(2,463,593)	$(2,991,371)	$(5,454,964)
Loss before income taxes	$(2,613,615)	$(2,800,755)	$(5,414,370)
Net loss	$(2,651,826)	$(2,779,966)	$(5,431,792)
	For the Year Ended December 31, 2021
		Property
	Medical	Management
	Services	Services	Consolidated
Revenues	$5,986,030	$4,558,520	$10,544,550
Loss from operations	$(1,186,885)	$(41,342)	$(1,228,227)
Income (loss) before income taxes	$(1,239,438)	$2,187,975	$948,537
Net income (loss)	$(1,241,091)	$2,141,487	$900,396

Schedule of consolidated statement of operation and comprehensive income (loss) net loss before income taxes

Reconciliation of the Company’s segment net loss before income taxes to the unaudited condensed consolidated statement of operation and comprehensive income (loss)’s net loss before income taxes for the three months ended March 31, 2023 is as follows:

Segment loss before income tax	$(612,426)
Change in fair value of prepaid forward purchase liabilities	(532,492)
Other corporate expenses	(1,267,335)
Consolidated net loss before income taxes	$(2,412,253)

Reconciliation of the Company’s segment net loss before income taxes to the consolidated statement of operation and comprehensive income (loss)’s net loss before income taxes for the year ended December 31, 2022 is as follows:

Segment loss before income tax	$5,414,370
Change in fair value of prepaid forward purchase liabilities	(12,911,503)
Earnout share payment	(5,199,629)
Other corporate expenses	(1,406,322)
Consolidated net loss before income taxes	$(24,931,824)